Item 1. Schedule of Investments


 T. Rowe Price Blue Chip Growth Fund
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)


 COMMON STOCKS  99.4%
 CONSUMER DISCRETIONARY  16.1%
 Automobiles  1.0%
 Harley-Davidson                                       1,300,000     77,272

                                                                     77,272

 Hotels, Restaurants & Leisure  3.5%
 Carnival                                              1,975,000     93,398

 International Game Technology                         2,865,000     102,997

 Marriott, Class A                                     275,000       14,289

 McDonald's                                            790,000       22,144

 Starbucks *                                           740,000       33,640

                                                                     266,468

 Household Durables  0.4%
 Fortune Brands                                        380,000       28,154

                                                                     28,154

 Internet & Catalog Retail  1.3%
 Amazon.com *                                          170,000       6,946

 eBay *                                                945,000       86,884

                                                                      93,830

 Media  5.3%
 Clear Channel Communications                          740,000       23,066

 Comcast, Special Class A *                            1,400,000     39,088

 EchoStar Communications, Class A *                    1,580,000     49,170

 McGraw-Hill                                           70,000        5,578

 News Corporation ADR                                  1,270,000     39,789

 Omnicom                                               220,000       16,073

 Scripps, Class A                                      1,150,000     54,947

 Time Warner *                                         4,060,000     65,528

 Viacom, Class B                                       2,525,000     84,739

 Washington Post, Class B                              22,000        20,240

                                                                     398,218

 Multiline Retail  1.8%
 Kohl's *                                              310,000       14,939

 Target                                                2,620,000     118,555

                                                                     133,494

 Specialty Retail  2.8%
 Best Buy                                              1,580,000     85,699

 Home Depot                                            3,175,000     124,460

                                                                     210,159

 Total Consumer Discretionary                                        1,207,595

 CONSUMER STAPLES  3.9%
 Beverages  1.1%
 Coca-Cola                                             700,000       28,035

 PepsiCo                                               1,180,000     57,407

                                                                     85,442

 Food & Staples Retailing  1.9%
 Sysco                                                 610,000       18,251

 Wal-Mart                                              2,320,000     123,424

                                                                     141,675

 Household Products  0.3%
 Procter & Gamble                                      485,000       26,248

                                                                     26,248

 Personal Products  0.2%
 Gillette                                              340,000       14,192

                                                                     14,192

 Tobacco  0.4%
 Altria Group                                          590,000       27,754

                                                                     27,754

 Total Consumer Staples                                              295,311

 ENERGY  5.1%
 Energy Equipment & Services  4.5%
 Baker Hughes                                          2,200,000     96,184

 BJ Services                                           1,000,000     52,410

 Schlumberger                                          1,640,000     110,388

 Smith International *                                 1,300,000     78,949

                                                                     337,931

 Oil & Gas  0.6%
 ChevronTexaco                                         610,000       32,721

 Murphy Oil                                            160,000       13,883

                                                                     46,604

 Total Energy                                                        384,535

 FINANCIALS  21.6%
 Capital Markets  7.7%
 AmeriTrade *                                          2,300,000     27,623

 Bank of New York                                      1,120,000     32,670

 Charles Schwab                                        950,000       8,731

 Franklin Resources                                    1,120,000     62,451

 Goldman Sachs                                         721,000       67,226

 Legg Mason                                            970,000       51,672

 Mellon Financial                                      2,350,000     65,071

 Merrill Lynch                                         1,180,000     58,670

 Morgan Stanley                                        820,000       40,426

 Northern Trust                                        1,300,000     53,040

 State Street                                          2,525,000     107,843

                                                                     575,423

 Commercial Banks  2.7%
 Bank of America                                       1,900,000     82,327

 U.S. Bancorp                                          1,700,000     49,130

 Wells Fargo                                           1,190,000     70,960

                                                                     202,417

 Consumer Finance  2.1%
 American Express                                      1,810,000     93,142

 SLM Corporation                                       1,450,000     64,670

                                                                     157,812

 Diversified Financial Services  3.7%
 Citigroup                                             5,810,000     256,337

 J.P. Morgan Chase                                     550,000       21,852

                                                                     278,189

 Insurance  4.0%
 American International Group                          2,375,000     161,477

 Genworth Financial, Class A *                         400,000       9,320

 Hartford Financial Services                           1,000,000     61,930

 Marsh & McLennan                                      945,000       43,243

 St. Paul Companies                                    820,000       27,109

                                                                     303,079

 Thrifts & Mortgage Finance  1.4%
 Fannie Mae                                            875,000       55,475

 Freddie Mac                                           740,000       48,277

                                                                     103,752

 Total Financials                                                    1,620,672

 HEALTH CARE  16.9%
 Biotechnology  3.0%
 Amgen *                                               1,900,000     107,692

 Biogen Idec *                                         415,000       25,385

 Genentech *                                           500,000       26,210

 Gilead Sciences *                                     1,700,000     63,546

 MedImmune *                                           100,000       2,370

                                                                     225,203

 Health Care Equipment & Supplies  2.8%
 Alcon                                                 100,000       8,020

 Biomet                                                445,000       20,861

 Boston Scientific *                                   1,500,000     59,595

 Guidant                                               250,000       16,510

 Medtronic                                             1,420,000     73,698

 St. Jude Medical *                                    200,000       15,054

 Stryker                                               370,000       17,790

                                                                     211,528

 Health Care Providers & Services  5.0%
 Anthem *                                              300,000       26,175

 UnitedHealth Group                                    3,350,000     247,029

 WellPoint Health Networks *                           953,000       100,151

                                                                     373,355

 Pharmaceuticals  6.1%
 Abbott Laboratories                                   700,000       29,652

 Eli Lilly                                             340,000       20,417

 Forest Laboratories *                                 1,340,000     60,273

 Johnson & Johnson                                     1,555,000     87,593

 Pfizer                                                6,000,000     183,600

 Teva Pharmaceutical ADR                               1,275,000     33,087

 Wyeth                                                 1,100,000     41,140

                                                                     455,762

 Total Health Care                                                   1,265,848

 INDUSTRIALS & BUSINESS SERVICES  12.2%
 Aerospace & Defense  1.9%
 General Dynamics                                      300,000       30,630

 Honeywell International                               1,150,000     41,239

 Lockheed Martin                                       1,120,000     62,473

 Rockwell Collins                                      170,000       6,314

                                                                     140,656

 Air Freight & Logistics  1.3%
 UPS, Class B                                          1,330,000     100,974

                                                                     100,974

 Commercial Services & Supplies  1.6%
 Apollo Group, Class A *                               880,000       64,566

 Cendant                                               1,500,000     32,400

 ChoicePoint *                                         325,000       13,861

 Waste Management                                      250,000       6,835

                                                                     117,662

 Industrial Conglomerates  4.9%
 3M                                                    160,000       12,795

 GE                                                    6,580,000     220,956

 Tyco International                                    4,330,000     132,758

                                                                     366,509

 Machinery  2.5%
 Danaher                                               3,040,000     155,891

 Deere                                                 485,000       31,307

                                                                     187,198

 Total Industrials & Business Services                               912,999

 INFORMATION TECHNOLOGY  20.9%
 Communications Equipment  3.3%
 Cisco Systems *                                       6,530,000     118,193

 Corning *                                             1,000,000     11,080

 Juniper Networks *                                    1,760,000     41,536

 LM Ericsson ADR, Class B *                            250,000       7,810

 QUALCOMM                                              1,120,000     43,725

 Research In Motion *                                  310,000       23,665

                                                                     246,009

 Computers & Peripherals  2.7%
 Dell *                                                3,800,000     135,280

 IBM                                                   130,000       11,146

 Lexmark International *                               430,000       36,125

 QLogic *                                              610,000       18,062

                                                                     200,613

 Internet Software & Services  1.8%
 Google, Class A *                                     115,300       14,943

 IAC/InterActiveCorp *                                 1,400,000     30,828

 Yahoo! *                                              2,750,000     93,253

                                                                     139,024

 IT Services  2.3%
 Accenture, Class A *                                  610,000       16,500

 Affiliated Computer Services, Class A *               845,000       47,041

 Automatic Data Processing                             415,000       17,148

 First Data                                            1,210,000     52,635

 Fiserv *                                              1,000,000     34,860

 SunGard Data Systems *                                40,000        951

                                                                     169,135

 Semiconductor & Semiconductor Equipment  4.1%
 Analog Devices                                        1,600,000     62,048

 Applied Materials *                                   700,000       11,543

 Intel                                                 2,950,000     59,177

 Maxim Integrated Products                             2,140,000     90,500

 Microchip Technology                                  340,000       9,126

 Texas Instruments                                     1,550,000     32,984

 Xilinx                                                1,670,000     45,090

                                                                     310,468

 Software  6.7%
 Adobe Systems                                         1,360,000     67,279

 Electronic Arts *                                     140,000       6,439

 Intuit *                                              1,400,000     63,560

 Microsoft                                             8,740,000     241,661

 Oracle *                                              3,040,000     34,291

 SAP ADR                                               1,300,000     50,635

 Symantec *                                            500,000       27,440

 VERITAS Software *                                    880,000       15,664

                                                                     506,969

 Total Information Technology                                        1,572,218

 MATERIALS  1.2%
 Chemicals  0.0%
 Potash Corp./Saskatchewan                             40,000        2,567

                                                                     2,567

 Metals & Mining  1.2%
 BHP Billiton (AUD)                                    2,500,000     26,000

 Nucor                                                 700,000       63,959

                                                                     89,959
 Total Materials                                                     92,526


 TELECOMMUNICATION SERVICES  1.5%
 Wireless Telecommunication Services  1.5%
 Nextel Communications, Class A *                      3,400,000     81,056

 Vodafone ADR                                          1,400,000     33,754

 Total Telecommunication Services                                    114,810

 Total Common Stocks (Cost  $5,906,349)                              7,466,514

 SHORT-TERM INVESTMENTS  0.2%
 Money Market Fund  0.2%
 T. Rowe Price Reserve Investment Fund, 1.68% #        9,963,769     9,964

 Total Short-Term Investments (Cost  $9,964)                         9,964

 Total Investments in Securities
 99.6% of Net Assets (Cost $5,916,313)                 $             7,476,478


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ADR  American Depository Receipts
 AUD  Australian dollar




The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth. Income is a secondary objective.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $5,916,313,000. Net unrealized gain aggregated $1,560,162,000 at period-end, of which $1,676,309,000 related to appreciated investments and $116,147,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.





                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Blue Chip Growth Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004